July 21, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Evergreen Municipal Trust (the "Trust")
         National Municipal Bond Funds
           Evergreen High Grade Municipal Bond Fund
           Evergreen High Income Municipal Bond Fund
           Evergreen Intermediate Municipal Bond Fund
           Evergreen Municipal Bond Fund
           Evergreen Short-Intermediate Municipal Bond Fund
         Post-Effective Amendment No. 35 to Registration Statement on
          Form N-1A, Nos: 333-36033/811-08367

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 35 to Registration Statement No. 333-36033/811-08367) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 14, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                           Very truly yours,

                                           /s/ Allison McLellan

                                           Allison McLellan